Fathom OpCo Predecessor Period Acquisitions - Dahlquist - Summary of Intangible Assets Acquired in Acquisition (Details) - Dahlquist Machine, LLC [Member] $ in Thousands	Dec. 16, 2020 USD ($)
Finite Lived Intangible Assets [Line Items]
Acquisition Date Fair Value	$ 8,300
Trade Name [Member]
Finite Lived Intangible Assets [Line Items]
Acquisition Date Fair Value	$ 500
Estimated Life (Years)	5 years
Customer Relationships [Member]
Finite Lived Intangible Assets [Line Items]
Acquisition Date Fair Value	$ 7,800
Estimated Life (Years)	14 years